General information and organization - Summary of Condensed Separate Financial Statements (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Total current assets	¥ 29,936	¥ 26,559
Total non-current assets	45,600	40,450
Total assets	75,536	67,009
Total current liabilities	(12,014)	(11,717)
Total non-current liabilities	(6,320)	(6,165)
Total liabilities	(18,334)	(17,882)
Total revenues	27,752	28,339	¥ 31,244
Net loss	5,220	3,839	3,215
Net cash (outflow)/inflow from operating activities	7,337	7,481	5,239
Net cash outflow from investing activities	(1,863)	(1,446)	(5,999)
Net cash inflow/(outflow) from financing activities	(1,538)	(3,419)	(3,710)
Cash and cash equivalents, beginning of the year	9,555	6,591	11,128
Cash and cash equivalents, end of the year	13,567	9,555	6,591
VIEs And Subsidiaries Of VIEs [Member]
Statements [Line Items]
Total current assets	11,077	10,351
Total non-current assets	7,141	7,420
Total assets	18,218	17,771
Total current liabilities	(6,632)	(6,704)
Total non-current liabilities	(317)	(329)
Total liabilities	(6,949)	(7,033)
Total revenues	26,770	27,426	30,949
Net loss	(302)	(432)	(209)
Net cash (outflow)/inflow from operating activities	518	(17)	(671)
Net cash outflow from investing activities	(430)	(379)	(3,554)
Net cash inflow/(outflow) from financing activities	(40)	252	3,462
Net (decrease)/increase in cash and cash equivalents	48	(144)	(763)
Cash and cash equivalents, beginning of the year	490	634	1,397
Cash and cash equivalents, end of the year	¥ 538	¥ 490	¥ 634